Share capital (Details 2) - Equity Option [Member] - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Statement [Line Items]
Stock-based compensation pertaining to general and administrative expenses	$ 0	$ 0	$ 37,096	$ 368,151
Stock-based compensation pertaining to research and development expenses	10,790	32,369	75,528	140,482
Total	$ 10,790	$ 32,369	$ 112,624	$ 508,633